Satellites and equipment (Details) (USD $) In Thousands, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	May 25, 2011 Predecessor Registrant	Dec. 31, 2013 Satellites in-orbit	Dec. 31, 2012 Satellites in-orbit	Dec. 31, 2013 Satellite equipment and antennas	Dec. 31, 2012 Satellite equipment and antennas	Dec. 31, 2013 Furniture and fixtures	Dec. 31, 2012 Furniture and fixtures	Dec. 31, 2013 Leasehold improvements	Dec. 31, 2012 Leasehold improvements	Dec. 31, 2013 Construction in-progress for Satmex 7	Dec. 31, 2012 Construction in-progress for Satmex 7	Dec. 31, 2013 Construction in-progress for Satmex 9	Dec. 31, 2012 Construction in-progress for Satmex 9	Dec. 31, 2012 Construction in-progress for Satmex 8	Dec. 31, 2013 Other construction in-progress	Dec. 31, 2012 Other construction in-progress
Satellites and equipment
Satellites and equipment, gross		$ 568,765	$ 206,517		$ 556,171	$ 196,425	$ 7,044	$ 5,771	$ 4,749	$ 3,539	$ 801	$ 782
Accumulated depreciation and amortization		(87,841)	(52,549)
Satellites and equipment, net excluding construction in-progress		480,924	153,968
Satellites and equipment, net		641,835	550,434										107,342	32,750	52,345	3,764	358,289	1,224	1,663
Depreciation and amortization expense related to satellites and equipment	20,825	35,206	31,715	14,957
Interest costs capitalized	$ 11,715	$ 9,357	$ 33,830	$ 3,801